Mar. 01, 2021
Nationwide Bailard International Equities Fund
Fund Summary: Nationwide Bailard International Equities Fund
Objective
The Nationwide Bailard International Equities Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 69 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 96 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
You would pay the following expenses on the same investment if you did not sell your shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.09% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal market conditions, invests at least 80% of its net assets in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. Many securities are denominated in currencies other than the U.S. dollar. It normally invests in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund’s holdings are spread across multiple industries and geographic regions.Some emerging market countries may be considered to be “frontier market” countries, although the Fund does not invest more than 20% of its net assets in frontier market countries. Frontier market countries are those emerging market countries that are considered to be among the smallest, least mature and least liquid.The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics typically changes over time according to changes in the overall conditions across global markets. The Fund’s subadviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment and risk aversion. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The subadviser’s stock selection models rank securities according to various measures of value, momentum, quality and analysts’ expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because investor behaviors vary around the world, the relative importance of these factors varies by country. The subadviser generally over-weights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. In overweighting and underweighting countries, the subadviser may consider global market indices.The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Many emerging markets also have histories of political instability and abrupt changes in policies, and the ability to bring and enforce actions may be limited. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, unexpected market closures and ethnic, religious and racial conflicts.Frontier markets risk – frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The risk magnification is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivatives also may be more difficult to purchase, sell or value than other instruments.Currency exposure – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.Options – purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund's ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.Selection risk – selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark International Opportunities Fund , a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns– Class A Shares<span/>(Years Ended December 31,)
Highest Quarter:15.65%–2Q 2020Lowest Quarter:-23.17%–1Q 2020
Average Annual Total Returns <br/>(For the Periods Ended December 31, 2020)
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.